CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS	12 Months Ended
	Jun. 30, 2018 CNY (¥) ¥ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 CNY (¥) ¥ / shares shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2016 CNY (¥) ¥ / shares shares	Jun. 30, 2016 USD ($) shares
Revenues	¥ 84,712,046	$ 12,796,768	¥ 60,054,462		¥ 42,728,277
Cost of revenues and related tax	80,561,861	12,169,833	44,090,960		35,481,394
Gross profit	4,150,185	626,935	15,963,502		7,246,883
Selling and distribution expenses	8,013,353	1,210,513	4,458,218		5,630,715
General and administrative expenses	34,687,317	5,239,934	32,751,142		20,195,701
Provision for (net recovery of) doubtful accounts	(841,242)	(127,080)	1,766,286		14,475,074
Research and development expenses	3,215,653	485,763	7,599,340		6,856,522
Operating expenses	45,075,081	6,809,130	46,574,986		47,158,012
Loss from operations	(40,924,896)	(6,182,195)	(30,611,484)		(39,911,129)
Other income (expenses)
Subsidy income	371,650	56,142	132,791		289,087
Interest income	68,028	10,276	73,990		183,553
Interest expense	(897,521)	(135,581)	(548,878)		(903,368)
Loss from investment in unconsolidated entity	(4,037,736)	(609,948)	0	$ 0	0
Foreign exchange transaction gain (loss)	(4,068)	(615)	21,502		7,570
Other income (expense)	65,539	9,900	36,178		(2,445)
Other expense, net	(4,434,108)	(669,826)	(284,417)		(425,603)
Loss before income tax	(45,359,004)	(6,852,021)	(30,895,901)		(40,336,732)
Income tax expenses	16,230	2,452	307,900		545,845
Net loss	(45,375,234)	(6,854,473)	(31,203,801)	(4,713,708)	(40,882,577)	$ (6,175,802)
Less: Net income (loss) attributable to non-controlling interests	(1,302,913)	(196,821)	241,346		0
Net loss attributable to Recon Technology, Ltd	(44,072,321)	(6,657,652)	(31,445,147)		(40,882,577)
Comprehensive loss
Net loss	(45,375,234)	(6,854,473)	(31,203,801)	$ (4,713,708)	(40,882,577)	$ (6,175,802)
Foreign currency translation adjustment	1,765,249	266,662	(30,116)		98,511
Comprehensive loss	(43,609,985)	(6,587,811)	(31,233,917)		(40,784,066)
Less: Comprehensive income (loss) attributable to non-controlling interests	(1,302,913)	(196,821)	241,346		0
Comprehensive loss attributable to Recon Technology, Ltd	¥ (42,307,072)	$ (6,390,990)	¥ (31,475,263)		¥ (40,784,066)
Loss per ordinary share - basic and diluted | (per share)	¥ (3.84)	$ (0.58)	¥ (4.90)		¥ (7.23)
Weighted - average shares -basic and diluted	11,483,464	11,483,464	6,417,305	6,417,305	5,653,149	5,653,149